Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2010	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
US federal income tax rate		35.00%	35.00%
Unrecognized tax benefit		$ 44,600
shares issued	18,778,446
Interest carry forward		1,391	$ 1,391
Canada Revenue Agency [Member]
Income Taxes [Line Items]
Non capital losses		$ 38,200
Operating loss carry forward, expiry date		2028
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Non capital losses		$ 40,200
Operating loss carry forward, expiry date		2030
Operating loss carry forward, limitations on use		On September 30, 2010 the Company issued 18,778,446 common shares to entities controlled by the Company's Chairman resulting in a change of ownership greater than 50%. As a result, the U.S. net operating losses are limited by the Internal Revenue Code.
Interest carry forward		$ 4,000